Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Financial statement line items affected by the restatement
The table below reflects each of the consolidated financial statement line items that were affected by the restatement:

For the year ended 31 December 2021	As reported £m	Restatement £m	As restated £m
Impact on the consolidated income statement
Litigation and conduct	(154)	(220)	(374)
Operating expenses	(10,039)	(220)	(10,259)
Profit before tax	5,638	(220)	5,418
Taxation	(880)	50	(830)
Profit after tax	4,758	(170)	4,588

Impact on the consolidated statement of comprehensive income
Profit after tax	4,758	(170)	4,588
Total comprehensive income for the year	3,073	(170)	2,903

Impact on the consolidated balance sheet
Liabilities
Current tax liabilities	738	(50)	688
Provisions	890	220	1,110
Total liabilities	1,005,291	170	1,005,461
Equity
Retained earnings	43,585	(170)	43,415
Total equity	56,487	(170)	56,317

Impact on the consolidated cash flow statement
Profit before tax	5,638	(220)	5,418
Adjustment for non-cash items
Other provisions, including pensions	(135)	220	85
The table below reflects each of the line items of the parent company financial statement that were affected by the restatement:

For the year ended 31 December 2021	As reported £m	Restatement £m	As restated £m
Impact on the parent company income statement
Litigation and conduct	(140)	(220)	(360)
Operating expenses	(5,305)	(220)	(5,525)
Profit before tax	3,543	(220)	3,323
Taxation	63	50	113
Profit after tax	3,606	(170)	3,436
Attributable to:
Equity holders to the parent	2,811	(170)	2,641
Total equity holders of the parent	3,606	(170)	3,436

Impact on the parent company statement of comprehensive income
Profit after tax	3,606	(170)	3,436
Total comprehensive income for the year	2,199	(170)	2,029

Impact on the parent company balance sheet
Liabilities
Current tax liabilities	392	(50)	342
Provisions	699	220	919
Total liabilities	1,011,809	170	1,011,979
Equity
Retained earnings	37,350	(170)	37,180
Total equity	52,862	(170)	52,692

Impact on the parent company cash flow statement
Profit before tax	3,543	(220)	3,323
Adjustment for non-cash items
Other provisions, including pensions	(145)	220	75